Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Indefinite-lived Intangible Assets [Roll Forward]
Gross Carrying Amount	$ 50,150	$ 50,150	$ 62,654
Accumulated Amortization	(150)	(100)	(141)
Net Carrying Amount	50,000	50,050	62,513
In-process R&D
Indefinite-lived Intangible Assets [Roll Forward]
Gross Carrying Amount			12,110
Net Carrying Amount			12,110
Trademarks
Indefinite-lived Intangible Assets [Roll Forward]
Gross Carrying Amount			394
Accumulated Amortization			(71)
Net Carrying Amount			323
Licenses
Indefinite-lived Intangible Assets [Roll Forward]
Gross Carrying Amount	50,150	50,150	50,150
Accumulated Amortization	(150)	(100)	(70)
Net Carrying Amount	$ 50,000	$ 50,050	$ 50,080